Property, Plant And Equipment, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 3,645	$ 3,615	$ 3,160
Impairment of long-lived assets	$ (30)